Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Schedule of property and equipment, net

	Successor	Predecessor
	September 30,	December 31,
	2023	2022
Furniture and fixtures	$199	$199
Equipment	237	237
Leasehold improvements	66	66
Property and equipment	502	502
Accumulated depreciation	(146)	(71)
Property and equipment, net	$356	$431

	December 31,
	2022	2021
Furniture and fixtures	$199	$130
Equipment	237	—
Leasehold improvements	66	66
Property and equipment	502	196
Accumulated depreciation	(71)	(3)
Property and equipment, net	$431	$193

Schedule of basic and diluted net loss per share

Basic and diluted net loss per share for the nine months ended September 30, 2022 was calculated as follows (in thousands, except share and per share amounts) (unaudited):

Nine months ended September 30, 2022 (Predecessor)
Net loss available to common stockholders	$(17,993)
Weighted average common shares outstanding, basic and diluted	138,848,177
Net loss per share attributable to common stockholders, basic and diluted	$(0.13)

Basic and diluted net loss per share for the three months ended September 30, 2022 was calculated as follows (in thousands, except share and per share amounts) (unaudited):

Three months ended September 30, 2022 (Predecessor)
Net loss available to common stockholders	$(10,438)
Weighted average common shares outstanding, basic and diluted	138,848,177
Net loss per share attributable to common stockholders, basic and diluted	$(0.08)

Basic and diluted net loss per share for the periods from January 1, 2023 to July 21, 2023 (Predecessor) and July 22, 2023 to September 30, 2023 (Successor) were calculated as follows (in thousands, except share and per share amounts) (unaudited):

Period from January 1, 2023 to July 21, 2023 (Predecessor)
Net loss available to common stockholders	$(38,017)
Weighted average common shares outstanding, basic and diluted	138,848,177
Net loss per share attributable to common stockholders, basic and diluted	$(0.28)

Period from July 22, 2023 to September 30, 2023 (Successor)
Net income available to common stockholders	$43,875
Weighted average common shares outstanding, basic and diluted	37,159,600
Net income per share attributable to common stockholders, basic and diluted	$1.19

Basic and diluted net loss per share for the periods from July 1, 2023 to July 21, 2023 (Predecessor) and July 22, 2023 to September 30, 2023 (Successor) were calculated as follows (in thousands, except share and per share amounts) (unaudited):

Period from July 1, 2023 to July 21, 2023 (Predecessor)
Net loss available to common stockholders	$(5,000)
Weighted average common shares outstanding, basic and diluted	138,848,177
Net loss per share attributable to common stockholders, basic and diluted	$(0.04)

Period from July 22, 2023 to September 30, 2023 (Successor)
Net income available to common stockholders	$43,875
Weighted average common shares outstanding, basic and diluted	37,159,600
Net income per share attributable to common stockholders, basic and diluted	$1.19

Basic and diluted net loss per share for the year ended December 31, 2021 was calculated as follows (in thousands, except share and per share amounts):

Year Ended December 31, 2021
Net loss available to AEON common stockholders	$(55,637)
Weighted average common shares outstanding, basic and diluted	126,252,622
Net loss per share attributable to AEON common stockholders, basic and diluted	$(0.44)

Basic and diluted net loss per share for the year end December 31, 2022 was calculated as follows (in thousands, except share and per share amounts):

Year Ended December 31, 2022
Net loss available to AEON common stockholders	$(52,556)
Weighted average common shares outstanding, basic and diluted	138,825,356
Net loss per share attributable to AEON common stockholders, basic and diluted	$(0.38)

Schedule of potentially dilutive securities outstanding have been excluded from the computation of diluted weighted average shares outstanding because such securities have an anti-dilutive impact

	September 30,
	2023	2022
	Successor	Predecessor
Warrants	14,479,999	—
Contingent consideration	16,000,000	—
Contingent founder shares	3,450,000	—
Convertible preferred stock outstanding	—	21,257,708
Convertible preferred stock warrants outstanding	—	342,011
Common stock options and restricted stock units	4,888,537	10,516,525
	38,818,536	32,116,244

	December 31,
	2022	2021
Convertible preferred stock outstanding	21,257,708	21,257,708
Convertible preferred stock warrants outstanding	342,011	342,011
Common stock options	9,694,890	10,516,525
	31,294,609	32,116,244